First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
October 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 100.5%
	Alabama — 6.1%
$1,250,000	Baldwin Cnty AL Indl Dev Auth Sol Wst Disp Rev Var Novelis Corp Proj, Ser B, AMT (Mandatory put 06/01/32) (a)	4.63%	06/01/55	$1,264,124
130,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	130,273
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,042,241
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	493,428
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,208,042
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	1,066,433
745,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser D	5.00%	11/01/31	806,634
3,385,000	Black Belt Energy Gas Dist AL Gas Sply Rev Ref, Ser D1 (Mandatory put 06/01/27)	4.00%	07/01/52	3,426,037
1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	1,086,213
1,000,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B (Mandatory put 06/01/32)	5.25%	07/01/54	1,098,746
2,470,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	2,472,084
200,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	195,946
2,000,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 03/12/26)	3.30%	07/15/34	2,001,018
2,315,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,368,519
2,095,000	SE Energy Auth AL Cmdy Sply Rev Proj #2, Ser B	4.00%	06/01/30	2,133,990
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No 3, Ser A-1	5.00%	12/01/26	507,971
6,000,000	SE Energy Auth AL Cooperative, Ser C (Mandatory put 11/01/32)	5.00%	10/01/55	6,520,529
2,000,000	Selma AL Indl Dev Brd Rev Var Intl Paper Co Proj Ref Remk, Ser A (Mandatory put 10/01/31)	3.45%	11/01/33	2,023,250
				29,845,478
	Arizona — 1.7%
1,340,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	5.00%	02/01/35	1,438,472
1,025,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (a)	5.00%	07/01/29	1,033,270
695,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	3.55%	07/15/29	680,245
740,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.00%	07/15/28	744,925
50,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	50,276
230,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	229,259
430,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/31	419,765
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	4.00%	11/01/27	499,481
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,271,081
1,000,000	Coconino Cnty AZ Poll Controlcorp Var Ref NV Pwr Co Proj Remk, Ser B (Mandatory put 03/31/26)	3.75%	03/01/39	1,001,268

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	$99,691
1,000,000	Tempe AZ Indl Dev Auth Rev Temps 50 Friendship Vlg of Tempe Proj, Ser B-2	3.50%	12/01/30	995,439
				8,463,172
	California — 5.1%
350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	357,932
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	4,599,108
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	1,057,952
910,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser E (Mandatory put 09/01/32)	5.00%	02/01/55	986,955
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,251,467
2,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Remk, Ser A, AMT (Mandatory put 10/02/28)	3.45%	10/01/41	2,506,317
2,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,022,243
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	1,000,000
1,310,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser B-2, AMT (Mandatory put 11/02/26)	3.45%	11/01/40	1,309,999
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Wst Mgmt Proj Remk, Ser A, AMT (Mandatory put 07/02/29)	4.25%	07/01/31	2,029,843
235,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	236,021
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	100,608
475,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/30	510,635
260,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/32	283,825
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	783,197
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/31	780,797
1,000,000	Los Angeles CA Trans	5.00%	06/25/26	1,016,830
500,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/30	532,683
525,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/31	565,383
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/26	85,441
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.00%	07/01/31	2,226,051
445,000	San Diego Cnty Ca Regl Arpt Auth Arpt Rev Sub Rev, Ser B, AMT	5.00%	07/01/35	455,176
80,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	80,395
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	100,592
				24,879,450
	Colorado — 2.9%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	500,596
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	407,169
1,035,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/31	1,105,999
505,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/29	533,815
1,000,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,025,935

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$395,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/30	$419,683
1,000,000	CO St Hlth Facs Auth Rev Var Advent Hlth Obligated Grp, Ser A (Mandatory put 11/15/30)	5.00%	11/15/60	1,094,107
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,107,084
1,250,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/29	1,323,854
1,290,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/31	1,363,572
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	1,046,480
1,000,000	Denver City & Cnty CO Arpt Rev Var Ref, Ser B2, AMT (Mandatory put 11/15/25)	5.00%	11/15/31	1,000,437
520,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	520,332
20,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	20,032
500,000	Sand Creek CO Met Dist Ref Ltd Tax, Ser A	4.00%	12/01/31	500,081
1,055,000	Traditions CO Met Dist #2 Ref, BAM	5.00%	12/01/32	1,073,390
				14,042,566
	Connecticut — 1.3%
215,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/30	230,923
135,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	134,050
1,365,000	CT St Hsg Fin Auth Ref St Supported Spl Oblig, Ser 21, AMT	4.00%	06/15/30	1,370,524
525,000	CT St Ref, Ser B	5.00%	12/01/28	563,145
2,000,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/30	2,038,295
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	146,323
2,000,000	Stamford CT Hsg Auth Mozaic Concierge Living Proj, Ser D	4.25%	10/01/30	2,020,800
				6,504,060
	Delaware — 0.5%
2,350,000	DE St Econ Dev Auth Rev Ref Delmarva Pwr & Light Co Proj Remk, Ser A	3.60%	01/01/31	2,425,150
	District of Columbia — 1.0%
1,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/28	1,059,474
1,060,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	1,118,501
1,305,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/31	1,443,996
1,250,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/31	1,383,138
				5,005,109
	Florida — 10.1%
1,165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	1,188,063
130,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	128,882
110,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.13%	05/01/27	110,032
55,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	2.63%	05/01/26	54,570
645,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.13%	05/01/31	613,809
105,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	106,381
1,285,000	Broward Cnty FL Port Facs Rev Sr Bond, Ser B, AMT	5.00%	09/01/28	1,348,137
2,000,000	Capital Trust Auth FL Hlth Care Facs Rev Ref Uf Hlth Projs, Ser A	5.00%	12/01/32	2,233,860
235,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	3.40%	05/01/27	234,475
360,000	Cypress Reserve CDD FL Capital Impt Rev (a)	4.00%	05/01/30	355,114
415,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	409,481

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$100,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	$98,527
355,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Co Proj Remk, Ser B (Mandatory put 10/01/31)	3.45%	11/01/33	359,127
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	513,847
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	151,719
750,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj, Ser A, AMT (Mandatory put 09/01/28)	3.40%	09/01/50	753,546
1,250,000	FL St Hsg Fin Corp Mf Mtge Rev Var Maison at Solvita Marketplace, Ser G-2 (Mandatory put 05/01/28)	3.50%	11/01/42	1,261,313
2,000,000	FL St Hsg Fin Corp Mf Mtge Rev Var The Enclave at Canopy Park, Ser I (Mandatory put 01/01/28)	3.30%	07/01/58	2,006,674
1,750,000	FL St Hsg Fin Corp Var The Sailx On Vine, Ser E (Mandatory put 06/01/27)	3.80%	06/01/42	1,755,090
500,000	GIR E CDD FL Capital Impt Rev Assmnt Area One	4.30%	05/01/32	505,408
845,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.00%	11/01/30	851,149
2,200,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.50%	05/01/31	2,156,063
1,250,000	Hillsborough Cnty FL Hsg Fin Auth Mf Rev Var The Loop (Mandatory put 07/01/28)	3.45%	01/01/43	1,253,389
295,000	Hyde Park CDD #1 FL Spl Assmnt, Ser A	4.75%	05/01/31	298,960
1,000,000	Kingston One CDD FL Spl Assmnt Assmnt Area One 2025 Proj Area	4.25%	05/01/30	1,010,246
750,000	Lakes By The Bay S FL CDD Assmnt Ref	5.00%	05/01/27	762,574
1,710,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	5.00%	05/01/30	1,786,460
340,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	4.25%	05/01/28	342,174
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point, Ser 2024B-3 (Temps-50)	4.13%	11/15/29	1,005,289
240,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/35	251,975
605,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	4.80%	05/01/31	612,929
190,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	188,455
130,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	4.85%	05/01/31	132,609
1,500,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.00%	04/01/33	1,708,815
2,035,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	2,043,808
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	2,164,730
105,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	103,091
3,675,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	3,722,153
410,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.00%	05/01/31	417,515
85,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	83,887
355,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	360,148
1,000,000	S Kendall FL CDD Spl Assmnt Ref	4.00%	11/01/31	1,002,708
450,000	Saltleaf CDD FL Capital Impt Rev	4.75%	05/01/31	459,091
840,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	833,964
740,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	750,477

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$50,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	$49,586
160,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	156,475
765,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	3.00%	06/15/32	728,346
70,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	69,505
465,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	449,813
670,000	Sunrise CDD FL Capital Impt Rev (a)	4.25%	05/01/30	669,305
1,650,000	Tern Bay CDD FL Spl Assmnt	3.40%	06/15/32	1,594,191
665,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	666,336
220,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	216,328
780,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/26	778,614
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AG	3.00%	05/01/28	826,009
220,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024	4.80%	05/01/31	224,430
405,000	V-Dana CDD FL Spl Assmnt Assmnt Area Two 2025 Proj Area	4.45%	05/01/32	412,688
95,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	94,370
850,000	Venice FL Temps 50 Vlg on The Isle Proj, Ser B-3 (a)	4.25%	01/01/30	851,705
575,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	4.25%	05/01/31	585,424
185,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	186,078
425,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.00%	06/01/30	456,476
1,185,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.50%	05/01/32	1,194,385
720,000	W Vlgs FL Impt Dist Unit of Dev #10 Assmnt Area Two (b)	4.00%	05/01/30	720,381
65,000	Westside Haines City CDD Spl Assmnt Area One Proj	2.50%	05/01/26	64,519
				49,485,678
	Georgia — 4.4%
2,000,000	Appling Cnty GA Dev Auth Var GA Pwr Co Plt Hatch Proj (c)	4.00%	09/01/41	2,000,000
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,025,231
2,500,000	Atlanta GA Urban Rsdl Fin Auth Mf Hsg Rev Var N Block (Mandatory put 02/01/28)	3.40%	02/01/29	2,521,651
250,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	254,180
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	887,063
800,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (c)	3.95%	11/01/52	800,000
1,500,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory put 03/12/27)	3.38%	11/01/53	1,504,178
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/27	257,702
420,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.50%	06/01/31	427,166
650,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.55%	12/01/31	663,405
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	2,100,887
880,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	892,639
510,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	524,455
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	807,031
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,301,223
1,830,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 04/01/31)	5.00%	04/01/54	1,986,878

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$100,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	$106,568
1,700,000	Monroe Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plt Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	10/01/48	1,704,055
500,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M Bonds, Ser A	5.00%	01/01/38	517,515
405,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M, Ser A, AG	5.00%	07/01/28	428,927
				21,710,754
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	258,901
360,000	Guam Pwr Auth Rev, Ser A	5.00%	10/01/33	371,404
				630,305
	Hawaii — 0.2%
1,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr, Ser A	5.00%	07/01/29	1,013,580
	Illinois — 4.2%
80,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	80,949
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	110,924
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT, BAM	5.00%	01/01/27	510,503
2,000,000	Chicago IL Midway Arpt Rev Ref Sr, Ser C, AMT	5.00%	01/01/33	2,205,775
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	530,036
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/26	501,605
3,000,000	IL St Dev Fun Auth Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 11/02/26)	4.25%	11/01/44	2,999,869
2,000,000	IL St Fin Auth Gas Sply Rev Peoples Gas Light & Coke Co Remk	3.90%	03/01/30	2,000,916
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	231,394
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,052,661
2,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var 6900 Crandon (Mandatory put 02/01/26)	5.00%	02/01/27	2,008,322
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	502,136
250,000	IL St, Ser B	5.00%	05/01/28	262,803
2,365,000	IL St, Ser C	5.00%	11/01/29	2,455,086
710,000	Railsplitter IL Tobacco Stlmt Auth (Pre-refunded maturity 06/01/26)	5.00%	06/01/27	718,974
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,123,735
1,000,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/35	1,062,488
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,000,671
				20,358,847
	Indiana — 2.3%
815,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 12/01/25)	3.80%	05/01/28	814,717
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,820,697
545,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	549,498
1,480,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/30	1,568,021
1,250,000	IN St Fin Auth Hlth Sys Rev Var Ref IN Univ Hlth, Ser D-1 (Mandatory put 10/01/29)	5.00%	10/01/64	1,347,578
55,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	55,021
1,000,000	IN St Fin Auth Rev Greenwood Vlg S Proj Temps 50SM, Ser C-2	3.75%	05/15/32	1,002,191

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$570,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.00%	03/01/27	$580,291
600,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.00%	03/01/28	619,776
3,050,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	3,085,977
				11,443,767
	Iowa — 0.7%
1,000,000	IA St Brd Regents Hosp Rev Univ of IA Hlth Cares Hosp Sys, Ser A	5.00%	09/01/27	1,041,085
2,395,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	2,428,316
				3,469,401
	Kansas — 0.3%
1,370,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Sales Tax KS Intl Speedway Corp Proj	5.00%	12/01/25	1,371,826
	Kentucky — 3.5%
1,000,000	Boone Cnty KY Poll Control Rev Ref Duke Energy KY Inc Proj Remk, Ser A	3.70%	08/01/27	1,005,785
1,065,000	KY St Interlocal Sch Transprtn Assn Equipment Lease Re, COPS	4.00%	03/01/29	1,101,056
1,000,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A (Mandatory put 12/01/29)	5.25%	06/01/55	1,069,259
1,060,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/28	1,103,159
2,135,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B (Mandatory put 08/01/32)	5.00%	01/01/55	2,320,459
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	330,568
2,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (c)	3.97%	10/01/53	2,000,000
1,100,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (c)	4.40%	08/01/61	1,100,000
1,860,000	Owensboro KY Wtr Rev Ref & Impt	3.50%	09/15/31	1,873,365
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AG	5.00%	10/01/30	1,213,966
2,500,000	Trimble Cnty KY Envrnmntl Facs Rev Ref Louisville Gas Elec Co Proj, Ser A	3.75%	06/01/33	2,511,197
1,580,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,591,810
				17,220,624
	Louisiana — 1.7%
1,200,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/33	1,235,108
1,150,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,150,000
2,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk (Mandatory put 06/01/30)	3.70%	08/01/41	2,020,701
4,000,000	Saint John The Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Ser C (Mandatory put 07/03/28)	3.30%	06/01/37	4,050,301
				8,456,110
	Maine — 0.6%
320,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser A	3.45%	11/15/31	325,554
525,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser A	3.55%	11/15/32	537,454
2,000,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser C	3.25%	11/15/30	2,002,252
				2,865,260

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland — 1.5%
$435,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.55%	08/01/31	$442,549
345,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.60%	02/01/32	356,659
3,000,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-2	3.30%	01/01/29	3,027,018
1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,597,017
2,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Univ of MD Med Sys Issue, Ser C-1 (c)	3.97%	07/01/55	2,000,000
				7,423,243
	Massachusetts — 0.9%
2,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.00%	07/01/29	2,105,310
1,500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/33	1,546,408
580,000	MA St Dev Fin Agy Rev Ref Partners Hlthcare Sys, Ser Q	5.00%	07/01/31	588,209
				4,239,927
	Michigan — 1.6%
220,000	Detroit MI	5.00%	04/01/26	221,275
435,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	440,135
500,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser B	5.00%	07/01/31	507,275
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.00%	07/01/29	433,962
1,155,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	5.00%	02/15/29	1,230,208
155,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser A	5.00%	05/15/27	155,241
1,790,000	MI St Fin Auth Rev Var Trinity Hlth Credit Grp, Ser B (Mandatory put 12/01/28)	5.00%	12/01/43	1,884,224
2,000,000	MI St Strategic Fund Ltd Oblg Rev Var Consumers Energy Co Proj Remk, AMT (Mandatory put 10/01/27)	3.35%	10/01/49	1,995,292
1,000,000	MI St Strategic Fund Ltd Oblg Rev Var DTE Elec Co Exempt Fac Proj, Ser 2023DT, AMT (Mandatory put 06/03/30)	3.88%	06/01/53	984,193
				7,851,805
	Minnesota — 0.3%
1,380,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/35	1,447,296
	Mississippi — 0.8%
675,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.00%	07/01/32	743,859
1,330,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc PJ, Ser A (c)	3.95%	12/01/30	1,330,000
850,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc PJ, Ser E (c)	3.95%	12/01/30	850,000
1,150,000	Warren Cnty MS Gulf Opportunity Zone Ref Intl Paper Co Proj Remk	4.00%	09/01/32	1,184,035
				4,107,894
	Missouri — 1.8%
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,074,020
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,003,149

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	$1,052,186
760,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	764,029
650,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Proj, Ser B	5.00%	02/01/28	651,894
500,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/29	519,187
485,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/30	509,220
1,485,000	Pettis Cnty MO Sch Dist Sedalia Lease Sedalia Sch Dist No 200 of Pettis Cnty, MO Proj, COPS	5.00%	04/15/29	1,582,104
450,000	Phelps Cnty MO Hosp Rev Phelps Hlth	5.00%	12/01/32	500,205
910,000	St Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg Sunset Hills, Ser A	5.50%	09/01/33	910,294
				8,566,288
	Montana — 0.4%
2,000,000	Forsyth MT Poll Control Rev Ref Northwestern Corp Colstrip Proj	3.88%	07/01/28	2,032,001
	Nebraska — 0.7%
1,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	1,072,473
1,500,000	Centrl Plains Energy Proj NE Gas Sply Rev, Subser A-1 (Mandatory put 08/01/31)	5.00%	08/01/55	1,620,946
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	408,488
250,000	Omaha NE Pub Dist Elec Rev Ref Sys, Ser A	5.00%	02/01/28	251,298
				3,353,205
	Nevada — 1.1%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AG	5.00%	06/15/31	128,359
240,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	240,165
930,000	Las Vegas NV Spl Impt Dist #812 Loc Impt Summerlin Vlg 24	5.00%	12/01/31	930,996
225,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/26	222,634
100,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.50%	06/01/28	96,394
275,000	Las Vegas NV Spl Impt Dist #819 Spl Impt Dt #819 Summerlin Vlg 30A	4.50%	06/01/29	281,631
100,000	Las Vegas NV Spl Impt Dist #819 Spl Impt Dt #819 Summerlin Vlg 30A	4.00%	06/01/31	99,942
355,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	355,154
2,000,000	NV St Hsg Div Var Carville Park Apartments (Mandatory put 07/01/27)	5.00%	07/01/28	2,062,799
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Sr Bond Legends at Sparks Marina (b)	3.88%	06/15/28	999,701
				5,417,775
	New Hampshire — 1.2%
1,175,000	Natl Fin Auth NH Pollution Control Rev Ref NY St Elec & Gas Corp Proj, Ser A, AMT	4.00%	12/01/28	1,188,695
1,100,000	Natl Fin Auth NH Rev Winston Salem Sustainable Energy Partners, Ser A	5.00%	06/01/31	1,205,473
2,000,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A- 3, AMT (Mandatory put 07/01/26)	4.00%	07/01/33	2,001,397
700,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (a)	5.38%	12/01/31	702,012
1,000,000	Natl Fin Auth NH Spl Rev Provence Proj, CABS (a)	(d)	12/01/31	679,612
300,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/31	332,834
				6,110,023

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey — 1.6%
$2,000,000	NJ St	2.00%	06/01/29	$1,914,403
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	592,572
2,000,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser GGG (a)	5.25%	09/01/26	2,039,660
1,500,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	1,518,906
965,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	978,064
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser C, AMBAC, CABS	(d)	12/15/25	996,516
				8,040,121
	New Mexico — 1.1%
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,023,153
3,180,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	3,414,724
				5,437,877
	New York — 4.2%
2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,016,348
285,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	284,726
2,260,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	2,260,030
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Var Sustainable Bond, Ser B-2 (Mandatory put 07/02/29)	3.95%	11/01/64	2,042,417
1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (c)	3.90%	06/15/50	1,000,000
3,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Var 2nd Gen Resolution, Subser BB-1 (c)	3.90%	06/15/44	3,500,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	351,318
1,925,000	NY Energy Fin Dev Corp Var (Mandatory put 12/01/33)	5.00%	07/01/56	2,072,056
1,000,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Wst Sys Inc Proj R-1 Remk, AMT (Mandatory put 09/03/30) (a)	4.25%	09/01/50	1,012,627
3,125,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	3,174,353
300,000	NY St Hsg Fin Agy Affordable Hsg Rev Var Hsg 160 W 62nd Street Remk, Ser A-2 (Mandatory put 04/01/32)	3.60%	11/01/44	304,525
500,000	NY St Hsg Fin Agy St Personal Income Tax Rev Var Sustainable Bonds, Ser A-2 (Mandatory put 12/15/30)	3.45%	06/15/54	504,044
105,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	104,234
2,000,000	Port Auth of NY & NJ NY Ref, Ser 249, AMT	5.00%	10/15/31	2,214,248
				20,840,926
	North Carolina — 3.6%
400,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser D (Mandatory put 06/15/27)	3.63%	01/15/48	403,539
1,500,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Ref Carolina Remk, Ser C (c)	3.90%	01/15/37	1,500,000
1,080,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/27	1,113,912

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$250,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/30	$259,455
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	417,631
2,800,000	NC St Hsg Fin Agy Mf Hsg Rev Var Fitch Irick Portfolio (Mandatory put 04/01/28)	5.00%	04/01/29	2,931,151
375,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/29	375,864
1,000,000	NC St Med Care Commn Hlth Care Facs Rev Var Duke Univ Hlth Sys, Ser B (Mandatory put 06/04/30)	5.00%	06/01/55	1,097,805
3,435,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	3,450,819
680,000	NC St Med Care Commn Retmnt Facs Rev First Mtge Twin Lakes Cmnty Temps 50, Ser B-2	3.90%	01/01/29	680,387
1,090,000	NC St Med Care Commn Retmnt Facs Rev Temps 50 Penick Vlg Proj, Ser B-3	4.25%	09/01/28	1,090,142
1,050,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024B-2	3.75%	10/01/28	1,050,348
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/29	181,378
1,500,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,535,148
1,580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,614,524
				17,702,103
	North Dakota — 0.7%
2,000,000	Cass Cnty ND Jt Wtr Res Dist Ref and Impt, Ser A	3.45%	04/01/27	2,000,172
1,400,000	ND St Hsg Fin Agy Sustainable Bonds, Ser C	3.45%	01/01/26	1,400,367
				3,400,539
	Ohio — 2.6%
800,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.00%	01/01/31	848,710
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 08/01/30)	5.00%	02/01/55	1,071,163
325,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/30	352,401
350,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/31	384,266
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	949,606
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	999,925
3,330,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	3,384,226
765,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	776,900
1,770,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	1,847,624
2,000,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (c)	3.50%	01/15/51	2,000,000
				12,614,821
	Oklahoma — 0.9%
1,500,000	Canadian Cnty OK Eductnl Facs Auth Educ Facs Lease Rev Yukon Pub Sch Proj	5.00%	09/01/27	1,556,179
1,000,000	McClain Cnty OK Indep Sch Dist #1 New Castle Comb Purp	5.00%	07/01/26	1,012,879
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	305,071

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma (Continued)
$375,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Sch Proj	5.00%	09/01/30	$413,157
835,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Sch Proj	5.00%	09/01/31	935,149
				4,222,435
	Oregon — 0.7%
660,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.00%	08/01/31	723,451
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	268,164
2,000,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,013,577
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	4.00%	05/15/29	262,036
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	100,783
				3,368,011
	Pennsylvania — 3.9%
1,200,000	Adams Cnty PA Gen Auth Rev Ref The Brethren Home Cmnty Proj, Ser B-2	3.60%	06/01/29	1,191,129
450,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	458,628
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,018,053
2,450,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,451,654
1,000,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Draw Down Rep Svcs Inc Remk, Ser B-2, AMT (Mandatory put 01/15/26)	3.85%	04/01/49	999,313
2,060,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 07/01/27)	4.25%	07/01/41	2,082,310
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,242,966
405,000	PA St Ref, 1st Ser	5.00%	09/15/27	412,893
1,380,000	PA St Turnpike Commn Turnpike Rev Ref Mtr License Fund Enh Trn Pke Subord	5.00%	12/01/30	1,415,873
1,000,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/29	1,001,650
375,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	382,677
2,370,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT	5.00%	07/01/32	2,606,999
865,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	879,823
830,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/33	843,248
				18,987,216
	Puerto Rico — 0.1%
234,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	221,443
	South Carolina — 2.1%
250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	248,158
2,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	2,003,443
1,000,000	SC Jobs Econ Dev Auth Envrnmntl Impt Rev Var Intl Paper Co Proj, Ser A, AMT (Mandatory put 04/01/26)	4.00%	04/01/33	1,004,252
650,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	647,414
2,250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser B-3 (b)	4.00%	12/01/30	2,250,891

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/27	$256,586
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/28	259,447
200,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/29	209,686
225,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/30	238,049
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/31	266,426
1,250,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Var Ref Bon Secours Mercy Hlth Inc, Ser B-1 (Mandatory put 11/01/30)	5.00%	11/01/55	1,367,175
1,565,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Var Ref Bon Secours Mercy Hlth Inc, Ser B-2 (Mandatory put 11/01/32)	5.00%	11/01/49	1,755,032
				10,506,559
	South Dakota — 0.5%
1,005,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/31	1,098,538
440,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/32	485,426
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	990,000
				2,573,964
	Tennessee — 2.7%
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/28	367,402
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Vanderbilt Univ Med Ctr, Ser A	5.00%	07/01/31	1,096,525
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Var Trinity Flats Apartments Remk, Ser B (Mandatory put 07/01/28)	3.65%	10/01/46	1,009,745
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	463,760
2,260,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 12/01/29)	5.00%	10/01/54	2,412,201
1,490,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Non Ace Issue 1C, AMT	3.65%	07/01/30	1,490,284
230,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Ref Sustainable Bonds, Ser 2-A	3.40%	01/01/31	230,672
210,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Ref Sustainable Bonds, Ser 2-A	3.45%	07/01/31	211,556
1,895,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,895,000
1,000,000	TN St Energy Acq Corp Gas Rev Ref, Ser A	5.00%	12/01/32	1,094,999
2,500,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,591,206
140,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	141,775
				13,005,125
	Texas — 11.3%
750,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Basis TX Chrt Schs (a)	5.00%	06/15/30	777,189
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	253,702
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	156,139
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	158,443

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$500,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	$502,784
2,000,000	Austin TX Ref	3.15%	09/01/28	2,000,015
300,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AG	5.00%	09/01/27	308,748
315,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AG	5.00%	09/01/29	333,970
1,135,000	Centrl TX Regl Mobility Auth Rev, Ser C, BANS	5.00%	01/01/27	1,138,102
25,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	24,696
104,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	103,446
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/27	523,031
2,500,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.00%	11/01/31	2,760,917
700,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (a)	4.25%	12/31/30	705,169
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	291,642
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	306,883
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	854,963
670,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch/Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/29	715,320
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	463,762
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	534,323
610,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/28	638,145
1,500,000	Grayson Cnty TX Ref	3.00%	01/01/26	1,499,150
1,500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Var Baylor Clg of Medicine, Ser A (Mandatory put 05/15/32)	5.00%	11/15/54	1,636,103
710,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser A	5.00%	07/01/29	765,124
400,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/31	446,763
2,000,000	Hays Cnty TX Ref	3.38%	02/15/29	2,000,853
750,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, AMT	5.00%	07/01/27	772,934
1,835,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AG, AMT	5.00%	07/01/27	1,894,126
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	918,162
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	210,184
300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	321,022
2,215,000	Houston TX Util Sys Rev Ref Subord First Lien, Ser B	4.00%	11/15/31	2,241,097
715,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	716,651
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	709,543
360,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	363,847
443,000	Lowry Crossing TX Spl Assmnt Rev Simpson Road Pub Impt Dist Proj (a)	4.25%	09/15/30	448,130
1,000,000	Matagorda Cnty TX Nav Dist #1 Ref Central Pwr & Light Co Proj Remk, AMT	4.25%	05/01/30	1,042,116
2,250,000	Mesquite TX Hsg Fin Corp Var Palladium Carver Living (Mandatory put 08/01/27)	3.35%	08/01/29	2,252,305
955,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 12/01/25)	3.80%	07/01/40	954,728

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,100,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 02/02/26)	3.85%	05/01/50	$2,100,041
1,125,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Sustainable Bonds Graphic Packaging Inter LLC Proj, AMT (Mandatory put 06/01/30)	5.00%	12/01/64	1,171,054
100,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	98,983
550,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/27	562,949
600,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/30	633,191
400,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	401,269
640,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj (b)	5.00%	01/01/29	664,043
1,115,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj (b)	5.00%	01/01/32	1,189,247
200,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt Dt Impt Area #1 Proj (a)	4.70%	09/15/31	201,641
250,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area #3 Proj (a)	4.25%	09/01/31	251,973
300,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area No 4 Proj (a)	4.25%	09/01/30	302,538
310,000	Rockwall Cnty TX Muni Util Dist #8, AG	6.75%	10/01/35	345,878
2,075,000	San Antonio TX Hsg Trust Pub Fac Corp Mf Hsg Rev Var Palladium San Antonio (Mandatory put 07/01/27)	3.45%	07/01/29	2,080,440
1,340,000	Southmost TX Regl Wtr Auth Wtr Sply Contract Rev Ref Desalination Plant Proj, BAM	4.00%	09/01/28	1,361,508
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,011,537
680,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	684,631
300,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Christus Hlth, Ser B	5.00%	07/01/30	325,836
950,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/30	1,015,013
995,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/31	1,074,807
1,840,000	Tarrant Cnty TX Hsg Fin Corp Var Nts Wildwood Branch (Mandatory put 02/01/28)	3.60%	02/01/43	1,857,258
500,000	Trophy Club TX Pub Impt Dist #1 Spl Assmnt Rev Ref	5.00%	09/01/28	512,599
2,030,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	2,176,935
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	640,056
340,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/30	367,569
355,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/31	388,144
375,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/32	413,233
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	758,109
				55,334,709
	Utah — 1.9%
650,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	657,944
1,300,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	1,341,913
700,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	736,378

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/29	$1,051,665
2,000,000	UT Cnty UT Hosp Rev IHC Hlth Svcs Inc, Ser C (c)	3.90%	05/15/58	2,000,000
1,000,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/30	1,040,234
625,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/31	648,579
2,000,000	UT St Hsg Corp Mf Rev Var Silos On 500 (Mandatory put 08/01/27)	3.70%	08/01/43	2,010,325
				9,487,038
	Vermont — 0.2%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	101,528
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Draw Down Casella Wste Sys Inc Proj, Ser A-2, AMT (Mandatory put 06/01/32) (a)	4.38%	06/01/52	1,013,608
				1,115,136
	Virginia — 2.2%
2,000,000	Arlington Cnty VA Indl Dev Auth Mf Rev Park Shirlington Apartments, Ser A	5.00%	01/01/26	2,006,485
2,500,000	Fairfax Cnty VA Redev & Hsg Auth Mf Hsg Rev Var Dominion Square N Proj (Mandatory put 01/01/28)	5.00%	01/01/45	2,575,357
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	612,779
1,000,000	Louisa VA Indl Dev Auth Poll Control Rev Var VA Elec & Pwr Co Proj Remk, Ser A (Mandatory put 10/01/27)	3.65%	11/01/35	1,011,371
2,000,000	Richmond VA Redev & Hsg Auth Mf Rev Var Walmsley Gardens (Mandatory put 09/01/28)	3.45%	09/01/46	2,015,895
1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	07/01/38	1,048,028
1,550,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Temps 50Sm Westminster Canterbury on Chesapeake Bay, Ser B-3	5.38%	09/01/29	1,562,043
				10,831,958
	Washington — 0.8%
120,000	Energy NW WA Elec Rev Ref Proj 1, Ser A	5.00%	07/01/26	121,862
1,500,000	Port of Seattle WA Rev Intermediate Lien, Ser B, AMT	5.00%	10/01/31	1,669,211
1,000,000	Port of Seattle WA Rev Intermediate Lien, Ser D, AMT	5.00%	05/01/27	1,027,394
500,000	Port of Seattle WA Rev Ref 1st Lien, Ser B, AMT	5.00%	10/01/28	503,366
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	103,745
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/27	358,282
				3,783,860
	West Virginia — 0.8%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Amos Proj Remk, Ser A, AMT (Mandatory put 09/01/28)	3.30%	01/01/41	1,006,636
2,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Appalachian Pwr Comp Amos Proj Remk, Ser B (Mandatory put 06/01/28)	3.70%	12/01/42	2,038,133
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Appalachian Pwr Co Remk, Ser 2015A (Mandatory put 06/15/28)	3.38%	03/01/40	1,010,550
				4,055,319
	Wisconsin — 1.4%
250,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	3.00%	12/01/26	243,900

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$4,210,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Energy Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	$4,212,887
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	330,248
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/31	398,936
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/32	397,960
1,000,000	Pub Fin Auth WI Sol Wst Disp Rev Ref Wst Mgmt Inc Proj, Ser A-1, AMT	2.63%	11/01/25	1,000,000
400,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.00%	06/15/30	431,636
				7,015,567
	Wyoming — 0.2%
250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/26	252,944
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/37	845,163
				1,098,107

	Total Investments — 100.5%			493,383,428
	(Cost $487,820,406)
	Net Other Assets and Liabilities — (0.5)%			(2,387,135)
	Net Assets — 100.0%			$490,996,293

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2025, securities noted as such amounted to $23,666,671 or 4.8% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2025. Interest will begin accruing on the security’s first settlement date.
(c)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(d)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$493,383,428	$—	$493,383,428	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
October 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 103.3%
	Alabama — 4.5%
$550,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	$554,859
1,725,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,737,069
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	1,006,996
850,000	Black Belt Energy Gas Dist AL Gas Proj Rev Ref Gas Proj, Ser D	5.00%	08/01/26	860,824
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Ref Gas Proj, Ser D	5.00%	08/01/27	1,031,854
2,000,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 03/12/26)	3.30%	07/15/34	2,001,018
500,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser B	5.00%	07/01/26	504,242
500,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser B	5.00%	01/01/27	507,354
330,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser C	5.00%	08/01/26	333,861
555,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser C	5.00%	02/01/27	566,231
750,000	Univ of S AL Univ Rev Ref, Ser C	5.00%	04/01/26	756,442
				9,860,750
	California — 1.4%
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt P3 Proj, Ser C, AMT	5.00%	05/15/27	1,543,794
1,500,000	Los Angeles CA Trans	5.00%	06/25/26	1,525,245
				3,069,039
	Colorado — 2.5%
1,000,000	Adams & Arapahoe Cntys Co Jt Sch Dist #28J Aurora	5.50%	12/01/26	1,031,496
265,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/25	265,593
250,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/26	253,562
255,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.00%	05/15/27	260,417
1,460,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/26	1,491,529
500,000	Denver City & Cnty CO Sch Dist #1, Ser A	5.00%	12/01/26	512,676
660,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr Ref, AG	5.00%	12/01/26	674,535
1,000,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr Ref, AG	5.00%	12/01/27	1,045,695
				5,535,503
	Connecticut — 0.6%
1,250,000	Hartford CT Spl Oblig Ref	5.00%	07/15/26	1,270,585
	District of Columbia — 1.8%
1,145,000	Dist of Columbia Hsg Fin Agy Mf Hsg Rev Var Parcel 42 Apartments Proj Remk (Mandatory put 09/01/26)	2.88%	09/01/41	1,140,867
1,500,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/26	1,526,442
1,200,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/26	1,221,153
				3,888,462
	Florida — 6.7%
1,500,000	Brevard Cnty FL Hsg Fin Auth Mf Hsg Var Emerald Place Apartments (Mandatory put 02/01/27)	3.30%	02/01/28	1,504,457
525,000	Broward Cnty FL Port Facs Rev, AMT (a)	5.00%	09/01/27	541,510
1,000,000	FL St Mid Bay Bridge Auth Ref First Sr Lien, AG	5.00%	10/01/26	1,017,718
645,000	FL St Muni Pwr Agy Ref All Requirements Pwr Sply Proj, Ser A	5.00%	10/01/26	658,125
1,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT (Pre- refunded maturity 10/01/26)	5.00%	10/01/41	1,016,723

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,605,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Ref Baycare Hlth Sys, Ser D (b)	3.96%	11/15/42	$1,605,000
500,000	Lakeland FL Capital Impt Rev Ref, Ser A	5.00%	10/01/26	509,993
510,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.00%	04/01/26	514,108
1,170,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Running Brook Apartments (Mandatory put 01/01/26)	3.55%	01/01/27	1,170,302
1,500,000	Miami-Dade Cnty FL Sch Brd Ref, Ser A, COPS	5.00%	05/01/26	1,515,502
1,500,000	Miami-Dade Cnty FL Sch Dist, TANS	4.00%	01/07/26	1,502,814
845,000	Miami-Dade Cnty FL Wtr & Swr Rev Ref	5.00%	10/01/26	848,596
750,000	Palm Beach Cnty FL Sch Brd Ref, Ser A, COPS	5.00%	08/01/26	761,940
865,000	Pasco Cnty FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A, AG	5.25%	09/01/26	881,224
500,000	Seminole Cnty FL Sch Dist Sales Tax Rev, AG	5.00%	10/01/26	510,493
				14,558,505
	Georgia — 2.2%
1,500,000	Columbus GA Med Ctr Hosp Auth Var Piedmont Hlthcare Inc Proj, Ser A (Mandatory put 07/01/26)	5.00%	07/01/54	1,504,839
1,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,513,050
775,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E	5.00%	12/01/25	775,892
1,090,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/26	1,093,748
				4,887,529
	Illinois — 8.4%
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/26	501,482
1,000,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.00%	01/01/27	1,022,156
1,400,000	Cook Cnty IL High Sch Dist #207 ME Twp, Ser A	5.00%	12/01/26	1,431,883
550,000	Cook Cnty IL Ref, Ser A	5.00%	11/15/25	550,369
800,000	Cook Cnty IL Sales Tax Rev Ref	5.00%	11/15/27	836,268
1,400,000	DuPage & Will Cntys IL Cmnty Sch Dist #204 Indian Prairie Ref, Ser A	5.00%	12/30/25	1,404,234
1,175,000	DuPage Cnty IL Forest Preserve Dist	5.00%	11/01/26	1,200,817
1,500,000	IL St Fin Auth Rev Prerefunded Ref Ascension Hlth Credit Grp, Ser C (Pre-refunded maturity 02/15/27)	4.00%	02/15/36	1,526,628
1,250,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/26	1,257,358
1,020,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/25	1,020,581
1,000,000	IL St, Ser A	5.00%	12/01/25	1,001,483
1,000,000	IL St, Ser A	5.00%	12/01/26	1,022,074
1,500,000	IL St, Ser B	5.00%	12/01/26	1,533,271
600,000	Kane Cook & DuPage Cntys IL Sch Dist #46 Elgin	5.00%	01/01/26	602,044
1,115,000	Lemont IL Fire Prot Dist	5.00%	12/30/26	1,143,368
425,000	Plainfield IL Wtr & Swr Sys Rev Ref	5.00%	05/01/26	429,288
870,000	Schaumburg IL Ref	5.00%	12/01/25	871,443
1,035,000	Winnebago Cnty IL Ref	5.00%	12/30/25	1,038,014
				18,392,761
	Indiana — 5.0%
1,250,000	E Allen Cnty IN Schs	5.00%	01/15/26	1,254,881
1,500,000	Fort Wayne IN Cmnty Schs (a)	5.00%	01/15/27	1,536,673
1,025,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 12/01/25)	3.80%	05/01/28	1,024,645

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$365,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.00%	03/01/26	$366,562
500,000	IN St Muni Pwr Agy Ref, Ser A, AG	5.00%	01/01/26	501,777
1,000,000	IN St Muni Pwr Agy Ref, Ser A, AG	5.00%	01/01/27	1,027,475
1,005,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Indianapolis Arpt Auth Proj, Ser I2, AMT	5.00%	01/01/26	1,008,176
500,000	N W Allen Cnty IN Schs	5.00%	07/15/26	506,976
625,000	N W Allen Cnty IN Schs	5.00%	01/15/27	640,521
1,500,000	Perry Twp IN Schs Marion Cnty (a)	5.00%	01/15/27	1,537,103
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,517,694
				10,922,483
	Iowa — 1.1%
620,000	IA St Fin Auth Sol Wst Facs Rev Var Sustainable Gevo NW Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/26)	3.88%	01/01/42	618,614
1,735,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	1,759,135
				2,377,749
	Kansas — 0.7%
1,500,000	Olathe KS Temp Nts, Ser A	5.00%	09/01/26	1,526,021
	Kentucky — 0.8%
375,000	KY St Property & Bldgs Commn Rev Proj #133, Ser A (a)	5.00%	09/01/26	381,512
505,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A	5.00%	11/01/25	505,000
275,000	KY St Property & Bldgs Commn Rev Ref Proj #133, Ser B (a)	5.00%	09/01/26	279,776
615,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/26	621,561
				1,787,849
	Louisiana — 1.7%
1,925,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (c)	5.00%	10/01/43	1,925,000
535,000	New Orleans LA Aviation Brd Ref Gen Arpt, Ser D2, AMT	5.00%	01/01/26	536,630
1,110,000	Regl Transit Auth LA Sales Tax Rev Ref, Ser A, AG	5.00%	01/01/27	1,139,081
				3,600,711
	Maryland — 0.3%
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/26	760,401
	Massachusetts — 3.8%
1,000,000	Hudson MA, BANS	5.00%	06/11/26	1,006,089
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.00%	07/01/26	1,009,072
550,000	MA St Dev Fin Agy Rev Ref Emerson Clg Issue	5.00%	01/01/26	551,154
450,000	MA St Dev Fin Agy Rev Ref Emerson Clg Issue	5.00%	01/01/27	457,749
1,000,000	MA St Dev Fin Agy Rev Ref-Beth Israel Lahey Hlth Issue, Ser N, AG	5.00%	07/01/27	1,033,867
1,500,000	Peabody MA, BANS	4.00%	07/10/26	1,512,630
1,500,000	Quincy MA, BANS	5.00%	07/24/26	1,522,884
1,250,000	Winchester MA, Ser B, BANS	4.00%	03/26/26	1,256,213
				8,349,658
	Michigan — 2.6%
1,250,000	MI St Fin Auth Rev Nts, Ser A-2	5.00%	08/20/26	1,271,380
1,000,000	MI St Fin Auth Rev Ref Pub Lighting Auth Refunding Loc Proj, Ser A, BAM	5.00%	07/01/27	1,035,187

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,295,000	MI St Hosp Fin Auth Ref Trinity Hlth Credit Remk, Ser C	5.00%	12/01/25	$1,297,086
1,000,000	MI St Hsg Dev Auth Mf Hsg Rev Var Countryside Townhouses (Mandatory put 05/01/27)	2.92%	05/01/29	994,142
1,000,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser B, AMT	5.00%	12/01/25	1,001,333
				5,599,128
	Minnesota — 1.3%
725,000	Chaska MN Econ Dev Auth Lease Rev, Ser A	5.00%	02/01/26	728,446
1,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	1,500,650
500,000	MN St Hsg Fin Agy, Ser C	4.00%	02/01/27	501,416
				2,730,512
	Missouri — 2.8%
1,500,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Ref Plum Point Proj	5.00%	01/01/26	1,504,815
855,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth Obligated Grp, Ser B	5.00%	11/15/26	872,164
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth Obligated Grp, Ser B	5.00%	11/15/27	1,040,898
1,200,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Var Ref BJC Hlth Sys, Ser B (Mandatory put 05/01/26)	4.00%	05/01/51	1,206,317
480,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/26	481,288
1,000,000	N Kansas City MO Sch Dist #74 Ref	5.00%	03/01/26	1,007,209
				6,112,691
	Nebraska — 0.5%
1,000,000	McCook NE, BANS	4.50%	09/01/27	1,014,772
	Nevada — 1.1%
1,100,000	Clark Cnty NV Arpt Rev Ref Subord, Ser A	5.00%	07/01/26	1,116,126
1,205,000	Clark Cnty NV Transprtn Impt, Ser B	5.00%	12/01/25	1,207,036
				2,323,162
	New Hampshire — 1.6%
3,500,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A- 3, AMT (Mandatory put 07/01/26)	4.00%	07/01/33	3,502,444
	New Jersey — 6.5%
1,000,000	Bergen Cnty NJ Impt Auth Nts Cnty Guaranteed Governmental Pooled Proj, Ser A	4.00%	05/21/26	1,006,577
1,000,000	Essex Cnty NJ Impt Auth Essex Cnty Family Court Building Proj	5.00%	03/17/26	1,008,151
1,000,000	Hudson Cnty NJ Impt Auth Nts Loc Unit Loan Prog, Ser B-1	4.00%	06/24/26	1,007,424
1,500,000	Jersey City NJ Redev Agy Ref Bayfront Redev Proj, Ser A	4.50%	12/11/25	1,501,614
1,250,000	Metuchen NJ, Ser A, BANS	4.00%	07/07/26	1,260,438
1,500,000	Morris Twp NJ, BANS	3.75%	09/24/26	1,512,888
1,500,000	New Brunswick NJ, BANS	5.00%	04/28/26	1,515,014
1,205,000	Newark NJ Ref, Ser A	5.00%	07/15/27	1,245,189
1,000,000	NJ St Covid-19 GO Emergency Bonds, Ser A	5.00%	06/01/26	1,012,813
1,500,000	Voorhees Twp NJ, Ser A, BANS	4.00%	09/17/26	1,515,876
1,500,000	Westfield NJ Sch Dist Temp Nts	4.00%	09/03/26	1,515,575
				14,101,559
	New Mexico — 0.7%
1,000,000	NM Fin Auth Rev Subord Pub Proj, Ser C	5.00%	12/15/26	1,026,288
475,000	NM St Muni Energy Acq Auth Gas Sply Ref	5.00%	05/01/26	478,625
				1,504,913

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York — 7.3%
$1,008,317	Amherst NY Centrl Sch Dist, BANS	4.00%	08/05/26	$1,018,360
1,500,000	Heuvelton NY Centrl Sch Dist, BANS	4.00%	06/18/26	1,510,077
900,000	Met Transprtn Auth NY Rev Ref Climate Bond Certified Sustainable, Ser B	5.00%	11/15/26	920,101
1,357,020	N Syracuse NY Centrl Sch Dist, Ser A, BANS	4.00%	07/31/26	1,368,598
2,000,000	New York City NY Transitional Fin Auth Rev Var Sub Future Tax Secured-Fiscal 2025, Subser H-2 (b)	4.00%	11/01/54	2,000,000
1,250,000	NY St Dorm Auth Revs Non St Supported Debt Northwell Hlth Obligated Grp, Ser B-3 (Mandatory put 05/01/26)	5.00%	05/01/48	1,251,666
1,250,000	NY St Dorm Auth Revs Non St Supported Debt Sch Districts Rev Bond Fing Prog, Ser A, AG	5.00%	10/01/26	1,277,370
250,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Remk, AMT (Mandatory put 02/02/26)	3.85%	05/01/30	249,993
375,000	Port Auth of NY & NJ NY Ref, Ser 242, AMT	5.00%	12/01/26	382,496
1,500,000	Selkirk Fire Dist NY, BANS	4.25%	08/28/26	1,516,485
1,500,000	Tonawanda Town NY, BANS	4.00%	08/21/26	1,513,614
1,500,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser B-1, BANS	5.00%	03/15/27	1,548,574
1,250,000	Waterloo NY Centrl Sch Dist, BANS	3.75%	07/30/26	1,259,333
				15,816,667
	North Carolina — 4.1%
1,500,000	Cumberland Cnty NC Indl Facs & Poll Control Fing Auth Sol WS Var Proj Aero, AMT (Mandatory put 11/01/25)	3.75%	12/01/27	1,500,000
1,500,000	Cumberland Cnty NC Indl Facs & Poll Control Fing Auth Sol WS Var Proj Aero Remk, AMT (Mandatory put 12/01/26)	3.13%	12/01/27	1,498,677
1,500,000	NC Hsg Fin Agy Homeownership Rev Var Home Ownership 1998 Trust Agreement, Ser 55C (Mandatory put 01/15/26)	3.20%	07/01/56	1,499,376
1,500,000	NC St Grant Anticipation Rev Ref, GARVEE	5.00%	03/01/27	1,546,538
1,350,000	NC St Turnpike Auth Ref Sr Lien, AG	5.00%	01/01/26	1,354,223
1,490,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/26	1,503,858
				8,902,672
	Ohio — 5.3%
1,810,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/26	1,838,951
1,250,000	Franklin Cnty OH Rev Var Che Trinity Hlth Cred Grp Remk, Ser OH (Mandatory put 11/03/25)	3.00%	12/01/46	1,250,000
280,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.00%	01/01/27	284,028
300,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.00%	01/01/28	307,965
1,650,000	Hamilton OH, BANS	4.00%	12/17/25	1,651,483
1,750,000	Huber Heights OH, BANS	5.00%	06/25/26	1,771,741
600,000	Milford OH Exempt Vlg Sch Dist Ref	5.00%	12/01/26	614,308
340,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/26	345,016
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	2,032,568
1,500,000	OH St Air Quality Dev Authamerican Elec Pwr Co Proj Remk, Ser 2014-D	3.20%	05/01/26	1,496,576
				11,592,636
	Pennsylvania — 2.9%
1,310,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/26	1,327,011

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Draw Down Rep Svcs Inc Remk, Ser B-2, AMT (Mandatory put 01/15/26)	3.85%	04/01/49	$1,498,970
400,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/27	411,319
995,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/27	1,025,426
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States JPM Putters Xm1120, AG (b) (c)	4.02%	10/01/26	2,000,000
				6,262,726
	Rhode Island — 1.3%
1,500,000	Bristol Warren RI Regl Sch Dist, Ser 1, BANS	5.00%	06/04/26	1,517,858
1,250,000	South Kingstown RI, Ser 1, BANS	4.00%	06/25/26	1,259,404
				2,777,262
	South Carolina — 1.6%
975,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	976,679
1,000,000	SC Jobs Econ Dev Auth Envrnmntl Impt Rev Var Intl Paper Co Proj, Ser A, AMT (Mandatory put 04/01/26)	4.00%	04/01/33	1,004,251
1,500,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Prisma Hlth Obligated Grp, Ser A	5.00%	05/01/26	1,515,059
				3,495,989
	South Dakota — 0.2%
475,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue, Ser A	5.00%	09/01/26	481,773
	Tennessee — 1.6%
1,570,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/26	1,589,877
1,000,000	Lewisburg TN Indl Dev Brd Sol Wst Disp Rev Var Ref Wst Mgmt TN Proj Remk, AMT (Mandatory put 02/02/26)	3.85%	07/02/35	999,971
1,000,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,000,000
				3,589,848
	Texas — 16.0%
1,650,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,650,957
1,000,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,000,580
2,055,000	Burleson TX Indep Sch Dist Prerefunded Ref (Pre-refunded maturity 02/01/26)	4.00%	08/01/38	2,060,931
1,500,000	Centrl TX Regl Mobility Auth Rev, Ser C, BANS	5.00%	01/01/27	1,504,100
1,000,000	Cypress Fairbanks TX Indep Sch Dist, Ser A	5.00%	02/15/26	1,006,315
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/25	500,000
2,000,000	Dallas Fort Worth TX Intl Arpt Rev, Ser A-1, AMT	5.00%	11/01/27	2,076,300
1,625,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref Sr Lien	5.00%	12/01/25	1,627,630
1,000,000	Harris Cnty Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AG	5.00%	11/15/25	1,000,621
1,000,000	Harris Cnty Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AG	5.00%	11/15/26	1,021,204
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser C-3 (Mandatory put 12/01/26)	5.00%	06/01/32	1,021,488
1,000,000	Keller TX Indep Sch Dist Ref	5.00%	02/15/26	1,006,315
700,000	Kyle TX, AG	5.00%	08/15/26	711,593
750,000	Lower CO River TX Auth Rev Ref, Ser A	5.00%	05/15/26	758,536
600,000	Lower CO River TX Auth Rev Ref, Ser A	5.00%	05/15/27	620,531
500,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj, Ser A	5.00%	05/15/27	517,109

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,500,000	McKinney TX Indep Sch Dist	5.00%	02/15/26	$1,509,258
1,185,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 12/01/25)	3.80%	07/01/40	1,184,662
2,900,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 02/02/26)	3.85%	05/01/50	2,900,057
2,000,000	N TX Tollway Auth Rev Ref Second Tier Bond Subord, Ser B (a)	5.00%	01/01/27	2,049,505
600,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj (a)	5.00%	01/01/27	608,094
500,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Brazos Presbyterian Homes Inc Proj (a)	5.00%	01/01/28	512,898
1,000,000	Plano TX Indep Sch Dist	5.00%	02/15/26	1,005,944
1,170,000	Richardson TX Ctfs Oblig	5.00%	02/15/26	1,177,824
460,000	San Antonio TX Elec & Gas Rev Ref, Ser B (a)	5.00%	02/01/27	472,104
1,500,000	Spring Branch TX Indep Sch Dist	5.00%	02/01/26	1,508,242
1,000,000	Spring Branch TX Indep Sch Dist Ref	5.00%	02/01/27	1,028,015
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Gulfway Manor (Mandatory put 08/01/26)	3.25%	08/01/28	1,000,264
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,003,668
350,000	TX St Muni Gas Acq & Sply Corp V Gas Sply Rev	5.00%	01/01/26	350,849
500,000	Upper Trinity TX Regl Wtr Dist Wtr Rev Ref, BAM	5.00%	08/01/26	507,997
				34,903,591
	Utah — 1.1%
300,000	Downtown Revitalization Pub Infra Dist UT Sales First Lien Seg Redev Proj, Ser A, AG	5.00%	06/01/27	310,101
2,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	2,024,441
				2,334,542
	Virginia — 0.5%
1,000,000	VA St Small Busn Fing Auth Envrnmntl Facs Rev Var Pure Salmon VA LLC Proj Remk, AMT (Mandatory put 11/20/25)	4.00%	11/01/52	1,000,271
	Washington — 1.3%
1,100,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/25	1,100,000
1,000,000	Port of Seattle WA Rev, Ser A, AMT	5.00%	05/01/27	1,027,394
650,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser A	5.00%	09/01/26	659,215
				2,786,609
	Wisconsin — 1.5%
1,520,000	PMA Levy & Aid Antic Nts Prog WI Nts Anticipation Notes Prog, Ser B	5.00%	09/24/26	1,548,343
750,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	5.00%	06/01/27	773,256
1,000,000	Racine WI Prom Nts	4.50%	03/15/27	1,005,334
				3,326,933

	Total Investments — 103.3%			224,948,706
	(Cost $224,936,948)
	Net Other Assets and Liabilities — (3.3)%			(7,182,221)
	Net Assets — 100.0%			$217,766,485

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
(a)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2025. Interest will begin accruing on the security’s first settlement date.
(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2025, securities noted as such amounted to $3,925,000 or 1.8% of net assets.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
TANS	– Tax Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$224,948,706	$—	$224,948,706	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
October 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.